SEGALL BRYANT & HAMILL TRUST

(the “Trust”)

Segall Bryant & Hamill Small Cap Value Fund,

Segall Bryant & Hamill Small Cap Growth Fund,

Segall Bryant & Hamill Small Cap Core Fund,

Segall Bryant & Hamill All Cap Fund,

Segall Bryant & Hamill Emerging Markets Fund,

Segall Bryant & Hamill International Small Cap Fund,

Segall Bryant & Hamill International Equity Fund,

Segall Bryant & Hamill Global All Cap Fund,

Segall Bryant & Hamill Short Term Plus Fund,

Segall Bryant & Hamill Plus Bond Fund,

Segall Bryant & Hamill Quality High Yield Fund,

Segall Bryant & Hamill Municipal Opportunities Fund,

Segall Bryant & Hamill Colorado Tax Free Fund,

Barrett Growth Fund, and

Barrett Opportunity Fund

Supplement dated October 21, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated May 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus and SAI for the Fund.

Effective on October 21, 2024 (the “Effective Date”) the Funds’ website www.sbhfunds.com will be replaced with www.cisbh.com/funds. Accordingly, as of the Effective Date, all references to www.sbhfunds.com are replaced with www.cisbh.com/funds.

In addition, in each Summary Prospectus, all references to the Funds’ website https://www.sbhfunds.com/literature/ are replaced with https://www.cisbh.com/funds/literature/.

Further Information

For further information, please contact the Funds toll-free at 1-800-392-2673. You may also obtain additional copies of the Fund’s Summary Prospectuses, Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Fund’s website at www.cisbh.com/funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE